The following details the changes in outstanding RSUs for the year ended February 29, 2024: (Details) - Warrants [member]	12 Months Ended
Feb. 29, 2024 shares
IfrsStatementLineItems [Line Items]
Outstanding begining balance
Exercised during the year	4,361,286
Exercised during the year	(1,286,988)
Outstanding ending balance	3,074,298